Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Commitments And Contingencies Disclosure [Abstract]
2014	$ 1,602	9,701
2015	904	5,473
2016	95	574
2017 and thereafter
Total	$ 2,601	15,748